UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 333-124980

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

March 31, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Equity Long/Short - High Hedge
Highbridge Long/Short Equity Fund, LP	1/1/2006	$1,200,000	$1,243,098	3.94%

Total Equity Long/Short - High Hedge		1,200,000	1,243,098	3.94

Equity Long/Short - Opportunistic
Calypso Qualified Partners, LP	1/1/2006	1,700,000	1,739,886	5.52
Delta Institutional, LP	1/1/2006	1,200,000	1,373,128	4.35
East Side Capital, LP	1/1/2006	1,200,000	1,240,364	3.93
Karsch Capital II, LP	1/1/2006	1,400,000	1,489,962	4.73
Landsdowne Global Financials Fund, LP	1/1/2006	1,200,000	1,304,475	4.14
Visium Balanced Fund, LP	1/1/2006	1,200,000	1,335,385	4.23

Total Equity Long/Short - Opportunistic		7,900,000	8,483,200	26.90

Event Driven Credit
Plainfield Special Situations Onshore Feeder Fund, LP	1/1/2006	1,200,000	1,267,522	4.02

Total Event Driven Credit		1,200,000	1,267,522	4.02

Fixed Income Arbitrage
Oak Hill CCF Partners, LP	1/1/2006	1,700,000	1,758,927	5.58

Total Fixed Income Arbitrage		1,700,000	1,758,927	5.58

Macro
Brevan Howard, LP	1/1/2006	1,500,000	1,621,781	5.14

Total Macro		1,500,000	1,621,781	5.14

Merger/Risk Arbitrage
Deephaven Event Fund, LLC	1/1/2006	1,200,000	1,319,931	4.19

Total Merger/Risk Arbitrage		1,200,000	1,319,931	4.19

Mortgage Arbitrage
Ellington Mortgage Partners, LP	1/1/2006	1,500,000	1,541,182	4.89
Parmenides Fund, LP	1/1/2006	1,200,000	1,212,396	3.84

Total Mortgage Arbitrage		2,700,000	2,753,578	8.73

1

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Multi-Strategy
Amaranth Capital Partners, LLC	1/1/2006	$1,800,000	$2,021,066	6.41%
D.E. Shaw Composite Fund, LLC	1/1/2006	2,100,000	2,183,498	6.93
HBK Fund, LP	1/1/2006	2,100,000	2,199,000	6.97
OZ Asia Domestic Partners, LP	1/1/2006	1,800,000	1,855,511	5.88
Polygon Global Opportunities Fund, LP	1/1/2006	1,500,000	1,598,375	5.07

Total Multi-Strategy		9,300,000	9,857,450	31.26

Other Arbitrage
Laxey Investors, LP	1/1/2006	1,200,000	1,319,633	4.18

Total Other Arbitrage		1,200,000	1,319,633	4.18

Restructurings and Value
Icahn Partners, LP	1/1/2006	1,200,000	1,255,876	3.98

Total Restructurings and Value		1,200,000	1,255,876	3.98

Statistical Arbitrage
Thales Fund, LP	1/1/2006	900,000	973,143	3.09

Total Statistical Arbitrage		900,000	973,143	3.09

Total Investments in Investment Funds		30,000,000	31,854,139	101.01

Short-Term Investments
State Street Euro Dollar Time Deposit
1.60% due 04/03/2006		6,644	6,644	0.02

Total Short-Term Investments		6,644	6,644	0.02

Total Investments in Investment Funds and Short-Term Investments		$30,006,644	31,860,783	101.03

Other Assets, less Liabilities			(323,652)	(1.03)

Total Net Assets			$31,537,131	100.00%

Detailed information about the Investment Funds’ portfolios is not available.

2

	Cost	Cost (Rounded)	Fair Value	FMV ROUNDED	Percent of Partners’ Capital
Amaranth Capital Partners L.L.C.	1,800,000.00	1,800,000.00	2,021,066.30	2,021,066.00	6.41%
Brevan Howard LP Series B	1,500,000.00	1,500,000.00	1,621,780.53	1,621,781.00	5.14%
Calypso Qualified Partners, LP	1,700,000.00	1,700,000.00	1,739,885.40	1,739,886.00	5.52%
D.E. Shaw Composite Fund, L.L.C. New Issues Class	2,100,000.00	2,100,000.00	2,183,498.35	2,183,498.00	6.92%
Deephaven Event Fund LLC	1,200,000.00	1,200,000.00	1,319,931.26	1,319,931.00	4.19%
Delta Institutional, L.P.	1,200,000.00	1,200,000.00	1,373,127.56	1,373,128.00	4.35%
East Side Capital, L.P.	1,200,000.00	1,200,000.00	1,240,364.27	1,240,364.00	3.93%
Ellington Mortgage Partners, L.P.	1,500,000.00	1,500,000.00	1,541,181.91	1,541,182.00	4.89%
HBK Fund L.P. - Class C	2,100,000.00	2,100,000.00	2,199,000.00	2,199,000.00	6.97%
Highbridge Long/Short Equity Fund, L.P.	1,200,000.00	1,200,000.00	1,243,097.96	1,243,098.00	3.94%
Icahn Partners LP	1,200,000.00	1,200,000.00	1,255,876.40	1,255,876.00	3.98%
Karsch Capital II, LP	1,400,000.00	1,400,000.00	1,489,962.33	1,489,962.00	4.72%
Lansdowne Global Financials Fund, L.P.	1,200,000.00	1,200,000.00	1,304,475.05	1,304,475.00	4.14%
Laxey Investors L.P.	1,200,000.00	1,200,000.00	1,319,632.75	1,319,633.00	4.18%
Oak Hill CCF Partners, L.P.	1,700,000.00	1,700,000.00	1,758,927.00	1,758,927.00	5.58%
OZ Asia Domestic Partners, L.P.	1,800,000.00	1,800,000.00	1,855,510.63	1,855,511.00	5.88%
Parmenides Fund, L.P.	1,200,000.00	1,200,000.00	1,212,396.14	1,212,396.00	3.84%
Plainfield Special Situations Onshore Feeder Fund LP	1,200,000.00	1,200,000.00	1,267,522.31	1,267,522.00	4.02%
Polygon Global Opportunities Fund L.P. - Class C	1,500,000.00	1,500,000.00	1,598,374.96	1,598,375.00	5.07%
Thales Fund, L.P.	900,000.00	900,000.00	973,142.88	973,143.00	3.09%
Visium Balanced Fund, L.P.	1,200,000.00	1,200,000.00	1,335,385.19	1,335,385.00	4.23%
						TRIAL BALANCE

	30,000,000.00	30,000,000.00	31,854,139.19	31,854,139.00	101.01%	31,854,139.19	0.00

		—		—
		—		—
		—		—
		—		—

	—	—	—	—	0.00%

Cash Equivalent	6,643.90	6,644.00	6,643.90	6,644.00	0.02%	6,643.90	—

Total Investments		30,006,644.00	31,860,783.09	31,860,783.00	101.03%
Other Assets less Liabilities			(323,651.73)	(323,652.00)	-1.03%
Total Partners’ Capital			31,537,131.36	31,537,131.00	100.00%	31,537,131.36	—

3

Description	Cost	Value Fair
HBK Fund L.P. - Class C	2,100,000.00	2,199,000.00
D.E. Shaw Composite Fund, L.L.C. New Issues Class	2,100,000.00	2,183,498.35
Amaranth Capital Partners L.L.C.	1,800,000.00	2,021,066.30
OZ Asia Domestic Partners, L.P.	1,800,000.00	1,855,510.63
Oak Hill CCF Partners, L.P.	1,700,000.00	1,758,927.00
Calypso Qualified Partners, LP	1,700,000.00	1,739,885.40
Brevan Howard LP Series B	1,500,000.00	1,621,780.53
Polygon Global Opportunities Fund L.P. - Class C	1,500,000.00	1,598,374.96
Ellington Mortgage Partners, L.P.	1,500,000.00	1,541,181.91
Karsch Capital II, LP	1,400,000.00	1,489,962.33	18,009,187

Delta Institutional, L.P.	1,200,000.00	1,373,127.56
Visium Balanced Fund, L.P.	1,200,000.00	1,335,385.19
Deephaven Event Fund LLC	1,200,000.00	1,319,931.26
Laxey Investors L.P.	1,200,000.00	1,319,632.75
Lansdowne Global Financials Fund, L.P.	1,200,000.00	1,304,475.05
Plainfield Special Situations Onshore Feeder Fund LP	1,200,000.00	1,267,522.31
Icahn Partners LP	1,200,000.00	1,255,876.40
Highbridge Long/Short Equity Fund, L.P.	1,200,000.00	1,243,097.96
East Side Capital, L.P.	1,200,000.00	1,240,364.27
Parmenides Fund, L.P.	1,200,000.00	1,212,396.14
Thales Fund, L.P.	900,000.00	973,142.88

	30,000,000.00	31,854,139.19

4

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Investment Partners Absolute Return Fund

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2006

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2006